Form N-1A Supplement	Oct. 07, 2025
Payson Total Return Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated October 7, 2025 to the Prospectus dated August 1, 2025

At a special meeting of shareholders of the Fund held on September 23, 2025, the shareholders of the Fund approved the reclassification of the Fund from diversified to non-diversified by eliminating the Fund’s fundamental policy regarding diversification.

1.	The following paragraph is hereby inserted into the sections entitled “Principal Investment Strategies” beginning on page 2 and “Additional Information Regarding Principal Investment Strategies” beginning on page 9 of the Fund’s Prospectus:

The Fund is classified as non-diversified, which means it may invest in a smaller number of issuers than a diversified fund.

2.	The following paragraph is hereby inserted into the section entitled “Principal Investment Risks” beginning on page 2 of the Prospectus:

Non-Diversification Risk. The Fund is non-diversified. Investment by the Fund in securities of a limited number of issuers may expose it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

3.	The following paragraph is hereby inserted into the section entitled “Additional Information Regarding Principal Investment Risks” beginning on page 10 of the Prospectus:

Non-Diversification Risk. The Fund is non-diversified. As a non-diversified fund, the Fund will be subject to more investment risk and potential for volatility than a diversified fund because its portfolio may include only a limited number of issuers. An increase or decrease of the value of a single position held by the Fund may have a greater impact on the Fund’s NAV and total return than if the Fund were more broadly invested.

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For more information, please contact a Fund customer service representative toll free at (800) 805-8258.

PLEASE RETAIN FOR FUTURE REFERENCE.